Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated September 17, 2018
to the Statement of Additional Information (“SAI”) dated February 1, 2018

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Effective September 10, 2018, BNY Mellon Asset Management North America Corporation has been added as a sub-adviser to the Persimmon Long/Short Fund (the “Fund”). The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information is added to the section entitled “Portfolio Managers” on page 30 of the SAI:

Sub-Adviser(s)	Portfolio Managers
BNY Mellon Asset Management North America Corporation	David A. Daglio, Jr.

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The following information is added to the section entitled “Portfolio Managers” on page 31 of the SAI:

Sub-Adviser Portfolio Managers:

BNY Mellon Asset Management North America Corporation*
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
David A. Daglio, Jr.	12	$4,400,000,000	9	$1,300,000,000	46	$4,500,000,000
Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
David A. Daglio, Jr.	0	$0	0	$0	6	$373,500,000,000

*Information provided as of May 31, 2018.

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The following information is added to the subsection entitled “Compensation” of the section entitled “Portfolio Managers” on page 32 of the SAI:

Compensation.

BNY Mellon Asset Management North America

BNY Mellon’s rewards program was designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass our investment professional rewards program.

• Base salary

• Annual cash bonus

• Long-Term Incentive Plan

– Deferred investment

– BNY Mellon restricted stock and/or

– BNY Mellon AMNA equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

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The following information is added to the subsection entitled “Ownership of Securities” of the section entitled “Portfolio Managers” on page 32 of the SAI:

Ownership of Securities.

Portfolio Manager	Dollar Range of Shares Beneficially Owned
David A. Daglio, Jr.*	None

*Information provided as of June 30, 2018.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2018. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.

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